Other Assets - Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other non-current assets
License fees, net	$ 1,187,339	$ 498,583
Prepaid royalties	138,314	156,479
Customer financing receivables, net	53,962	62,709
Jackpot investments	3,491	124,809
Other	114,556	95,337
Total other non-current assets	1,497,662	937,917
Italian Lotto license fee, net
Other non-current assets
License fees, net	$ 804,142	0
Amortization period of license fee (in years)	9 years
Scratch & Win license fee, net
Other non-current assets
License fees, net	$ 257,669	362,900
Amortization period of license fee (in years)	9 years
New Jersey license fee, net
Other non-current assets
License fees, net	$ 95,222	102,841
Amortization period of license fee (in years)	15 years 9 months
Other license fees, net
Other non-current assets
License fees, net	$ 30,306	$ 32,842